Business Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables present financial information for AES Ohio’s reportable business segment:

	Three months ended September 30,		Nine months ended September 30,
$ in millions	2025	2024	2025	2024
Revenue	$292.7	$225.4	$772.4	$656.6
Net purchased power	113.6	84.1	290.9	242.8
Operation and maintenance	70.4	66.3	199.1	187.8
Depreciation and amortization	29.4	25.2	87.2	68.0
Taxes other than income taxes	36.3	28.1	100.2	84.2
Interest expense	14.6	11.8	43.0	34.7
Other segment items (a)	0.6	(0.7)	2.3	(2.1)

Income before income tax	27.8	10.6	49.7	41.2
Income tax expense / (benefit)	10.9	(1.9)	16.6	4.2

Net income / (loss)	$16.9	$12.5	$33.1	$37.0

Capital expenditures	98.6	161.5	$256.1	$449.6

	September 30, 2025	December 31, 2024
Total assets	$3,531.9	$3,355.2

(a)	Other segment items primarily includes other miscellaneous gains and losses in Other income / (expense), net.

	For the years ended December 31,
$ in millions	2024	2023	2022
Revenue	$867.6	$852.0	$860.1
Net purchased power	315.4	346.0	469.0
Operation and maintenance	258.3	229.8	185.1
Depreciation and amortization	93.4	80.7	78.7
Taxes other than income taxes	113.4	100.6	85.1

	For the years ended December 31,
$ in millions	2024	2023	2022
Interest expense	48.2	25.8	28.8
Other segment items (a)	(1.2)	(5.8)	(2.4)

Income before income tax	40.1	74.9	15.8
Income tax expense / (benefit)	3.2	13.5	(3.1)

Net income / (loss)	$36.9	$61.4	$18.9

Capital expenditures	$547.9	$384.3	$283.7

	As of December 31,
	2024	2023	2022
Total assets	$3,355.2	$2,871.0	$2,405.9

(a)	Other segment items primarily includes other miscellaneous gains and losses in Other income, net.